Intangible assets	12 Months Ended
Dec. 31, 2025
HMH Holding BV And Subsidiaries [Member]
Intangible Asset, Finite-Lived [Line Items]
Intangible assets
6. Intangible assets
Intangible assets consisted of the following as of December 31, 2025 and 2024:

			2025				2024
	Useful life	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Patents and rights	3-5 years	$21,180	$(18,785)	$2,395	$20,107	$(11,627)	$8,480
Customer relationships	2-20 years	113,523	(46,299)	67,224	112,893	(37,135)	75,758
Development costs	3-8 years	83,397	(30,946)	52,451	66,049	(15,133)	50,916

Total		$218,100	$(96,030)	$122,070	$199,049	$(63,895)	$135,154

Amortization expense recognized for the years ended December 31, 2025 and 2024 was $24.3 million and $20.7 million, respectively, and was recorded in the consolidated statements of income within cost of sales and selling, general and administrative expenses.

The following table outlines the estimated future amortization expense related to intangible assets held as of December 31, 2025:

Year ending December 31,	Amortization expense
2026	$29,888
2027	28,067
2028	15,296
2029	5,378
2030	3,733
Thereafter	39,708

Total	$122,070